Note O - Fair Value of Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities available for sale	$ 101,125	$ 96,490
Total debt securities, held to maturity, fair value	18,079	19,171
Reported Value Measurement [Member]
Cash and cash equivalents	74,573	40,166
Certificates of deposit in financial institutions	1,820	1,670
Securities available for sale	101,125	96,490
Total debt securities, held to maturity, fair value	17,581	18,665
Restricted investments in bank stocks	7,506	7,506
Loans, net	761,820	727,202
Accrued interest receivable	2,503	2,315
Deposits	856,724	790,452
Other borrowed funds	35,949	37,085
Subordinated debentures	8,500	8,500
Accrued interest payable	792	513
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	74,573	40,166
Certificates of deposit in financial institutions	1,820	1,670
Securities available for sale	101,125	96,490
Total debt securities, held to maturity, fair value	18,079	19,171
Restricted investments in bank stocks
Loans, net	760,746	727,079
Accrued interest receivable	2,503	2,315
Deposits	855,923	790,916
Other borrowed funds	34,810	35,948
Subordinated debentures	6,678	5,821
Accrued interest payable	792	513
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	74,573	40,166
Certificates of deposit in financial institutions
Securities available for sale
Total debt securities, held to maturity, fair value
Restricted investments in bank stocks
Loans, net
Accrued interest receivable
Deposits	253,655	209,576
Other borrowed funds
Subordinated debentures
Accrued interest payable	4	4
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions	1,820	1,670
Securities available for sale	101,125	96,490
Total debt securities, held to maturity, fair value	9,020	9,541
Restricted investments in bank stocks
Loans, net
Accrued interest receivable	268	224
Deposits	602,268	581,340
Other borrowed funds	34,810	35,948
Subordinated debentures	6,678	5,821
Accrued interest payable	788	509
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Certificates of deposit in financial institutions
Securities available for sale
Total debt securities, held to maturity, fair value	9,059	9,630
Restricted investments in bank stocks
Loans, net	760,746	727,079
Accrued interest receivable	2,235	2,091
Deposits
Other borrowed funds
Subordinated debentures
Accrued interest payable